Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash equivalents original maturity period	Three months or less
Payment of tax withholdings on certain stock-based compensation	$ 14,408	$ 12,387	$ 11,718